Taxation - Company's net operating tax loss carry forwards (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Operating Loss Carryforwards [Line Items]
Net operating tax loss carry forwards	¥ 159,344
Loss expiring in 2020
Operating Loss Carryforwards [Line Items]
Net operating tax loss carry forwards	34,177
Loss expiring in 2021
Operating Loss Carryforwards [Line Items]
Net operating tax loss carry forwards	15,037
Loss expiring in 2022
Operating Loss Carryforwards [Line Items]
Net operating tax loss carry forwards	19,771
Loss Expiring In 2023
Operating Loss Carryforwards [Line Items]
Net operating tax loss carry forwards	61,016
Loss Expiring In 2024
Operating Loss Carryforwards [Line Items]
Net operating tax loss carry forwards	¥ 29,343